ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
Schedule of components of accounts receivable

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Accounts receivable	57,599	47,625	6,810
Allowance for credit losses	(5,569)	(555)	(79)
Accounts receivable, net	52,030	47,070	6,731

Schedule of movements in the allowance for credit losses

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	5,407	5,926	5,569	796
Provisions/(reversals)	519	(357)	(199)	(28)
Write-off of uncollectible receivables	—	—	(4,815)	(689)
Balance at end of the year	5,926	5,569	555	79